Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 6,638,000	$ 4,681,000
Deferred tax assets valuation allowance	4,759,000	3,078,000
Deferred tax asset changes in valuation allowance	$ 1,680,000
Effective tax rate	0.00%	0.00%